2020 SECURITIES PURCHASE AGREEMENT, DERIVATIVE LIABILITIES, AND 2020 WARRANT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Stock Price	$ 0.0327	$ 0.0345
Exercise Price	$ 0.0276	$ 0.0332
Expected Life	1 year	1 year
Volatility	99.50%	105.00%
Dividend Yield	0.00%	0.00%
Risk-Free Interest Rate	0.06%	2.30%
Fair Value	$ 627,018	$ 361,152